PROPERTY AND EQUIPMENT (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PROPERTY AND EQUIPMENT [Abstract]
Leasehold improvements		4,289,498	3,685,489
Furniture, fixtures and office equipment		801,821	627,588
Machinery and equipment		343,379	285,921
Buildings		9,310	9,310
Construction in progress		268,780	159,985
Property and equipment, gross		5,712,788	4,768,293
Less: Accumulated depreciation		(1,865,953)	(1,315,447)
Property and equipment, net	$ 617,460	3,846,835	3,452,846